Consolidated Statements of Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Dividends common stock per share	¥ 115	¥ 85	¥ 120